PIMCO Funds

Supplement Dated December 13, 2011 to the
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D
Prospectus (dated July 31, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

(PIMCO Emerging Local Bond Fund)

Effective immediately, the first sentence of the third paragraph of the "Principal Investment Strategies" section of the PIMCO Emerging Local Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of October 31, 2011, was 4.61 years.

(PIMCO Extended Duration Fund)

In addition, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Extended Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of October 31, 2011 was 28.40 years.

(PIMCO Foreign Bond Fund (Unhedged))

Additionally, effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (Unhedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))

Additionally, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

(PIMCO Global Bond Fund (Unhedged))

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Fund (Unhedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX New York Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

(PIMCO High Yield Fund)

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

(PIMCO High Yield Spectrum Fund)

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the "Benchmark"), as calculated by PIMCO, which as of October 31, 2011 was 3.59 years.

(PIMCO Investment Grade Corporate Bond Fund)

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Investment Grade Corporate Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 6.40 years.

(PIMCO Long Duration Total Return Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Long Duration Total Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

(PIMCO Long-Term Credit Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Long-Term Credit Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays Capital U.S. Long Credit Index, as calculated by PIMCO, which as of October 31, 2011, was 11.85 years.

(PIMCO Moderate Duration Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Moderate Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Intermediate Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 3.96 years.

(PIMCO Real Return Fund)

Additionally, effective immediately, the last sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 6.57 years.

(PIMCO Senior Floating Rate Fund)

Additionally, effective immediately, the first sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Senior Floating Rate Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus.

(PIMCO Total Return Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

(PIMCO Total Return Fund II)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund II's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

(PIMCO Total Return Fund III)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund III's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

(PIMCO Total Return Fund IV)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund IV's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Funds

Supplement Dated December 13, 2011 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus (dated July 31, 2011)
(the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

(PIMCO Emerging Local Bond Fund)
Effective immediately, the first sentence of the third paragraph of the "Principal Investment Strategies" section of the PIMCO Emerging Local Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of October 31, 2011, was 4.61 years.

(PIMCO Extended Duration Fund)

In addition, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Extended Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of October 31, 2011 was 28.40 years.

(PIMCO Foreign Bond Fund (Unhedged))

Additionally, effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (Unhedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))

Additionally, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Fund (U.S. Dollar-Hedged)'s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

(PIMCO High Yield Fund)

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

(PIMCO High Yield Spectrum Fund)

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the "Benchmark"), as calculated by PIMCO, which as of October 31, 2011 was 3.59 years.

(PIMCO Investment Grade Corporate Bond Fund)

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Investment Grade Corporate Bond Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 6.40 years.

(PIMCO Long Duration Total Return Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Long Duration Total Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

(PIMCO Long-Term Credit Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Long-Term Credit Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays Capital U.S. Long Credit Index, as calculated by PIMCO, which as of October 31, 2011, was 11.85 years.

(PIMCO Real Return Fund)

Additionally, effective immediately, the last sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 6.57 years.

(PIMCO Senior Floating Rate Fund)

Additionally, effective immediately, the first sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Senior Floating Rate Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus.

(PIMCO Total Return Fund)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

(PIMCO Total Return Fund IV)

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Fund IV's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Funds

Supplement Dated December 13, 2011 to the
Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D
Prospectus (dated July 31, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

(PIMCO Real Return Asset Fund)
Effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Asset Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index, as calculated by PIMCO, which as of October 31, 2011, as converted, was 11.53 years.

(PIMCO StocksPLUS® Long Duration Fund)

In addition, effective immediately, the eighth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS® Long Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long-Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.

PIMCO Funds

Supplement Dated December 13, 2011 to the
Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus (dated July 31,
2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

(PIMCO StocksPLUS® Long Duration Fund)
Effective immediately, the eighth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO StocksPLUS® Long Duration Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Long-Term Government/Credit Index, as calculated by PIMCO, which as of October 31, 2011 was 13.66 years.